OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2015
OTHER COMPREHENSIVE LOSS

3. OTHER COMPREHENSIVE LOSS

Other comprehensive loss consists of the foreign currency translation adjustment associated with our Canadian operations’ use of the Canadian dollar as its functional currency and changes in the unrealized gains (losses) on cash flow hedging instruments and available-for-sale securities. The tax effects allocated to each component of other comprehensive loss were as follows:

Years Ended December 31,	2015	2014	2013
Foreign currency translation adjustment	$(39,378)	$(21,117)	$(16,365)

Unrealized gain on cash flow hedging instruments	3,716	384	—
Income tax expense	(1,003)	(104)	—

Unrealized gain on cash flow hedging instruments, net of tax	2,713	280	—

Reclassification of gain on cash flow hedging instruments into earnings	(2,730)	—	—
Income tax expense	737	—	—

Reclassification of gain on cash flow hedging instruments into earnings, net of tax	(1,993)	—	—

Unrealized (loss) gain on available-for-sale securities	(12)	1	39
Income tax benefit (expense)	4	—	(15)

Unrealized (loss) gain on available-for-sale securities, net of tax	(8)	1	24

Other comprehensive loss	$(38,666)	$(20,836)	$(16,341)

The changes in each component of accumulated other comprehensive loss, net of tax, were as follows:

Years Ended December 31,	2015	2014	2013
Foreign currency translation adjustment:
Beginning balance	$(23,623)	$(11,181)	$(1,785)
Current period other comprehensive loss	(23,581)	(12,442)	(9,396)

Ending balance	(47,204)	(23,623)	(11,181)

Cash flow hedging instruments:
Beginning balance	168	—	—
Current period other comprehensive income	1,628	168	—
Less reclassification adjustment	(1,196)	—	—

Ending balance	600	168	—

Available-for-sale securities:
Beginning balance	(292)	(293)	(317)
Current period other comprehensive (loss) income	(8)	1	24

Ending balance	(300)	(292)	(293)

Accumulated other comprehensive loss, net of tax	$(46,904)	$(23,747)	$(11,474)